OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2020
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS

17.	OTHER NON-CURRENT ASSETS

(in thousands of $)	2020	2019
Operating lease right-of-use-assets (1)	14,642	9,847
Oil derivative instrument (note 24)	540	45,640
Foreign exchange swap (note 24)	—	214
Mark-to-market interest rate swaps valuation (note 24)	—	8
Other non-current assets (2)	12,729	24,700
	27,911	80,409

(1) Operating lease right-of-use-assets mainly comprise of our office leases.
(2) "Other non-current assets" as of December 31, 2019 included payments made for long lead items ordered in preparation for the conversion of the LNG Croatia into an FSRU. Upon entering the shipyard in January 2020, the LNG Croatia was classified as an asset under development and the aggregated long lead items of $16.2 million were reclassified to "Assets under development" (note 15).